Employee Benefits (Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Employee Benefits [Abstract]
One-Percentage Point Increase, Effect on total service and interest cost components	$ 58
One-Percentage Point Decrease, Effect on total service and interest cost components	(52)
One-Percentage Point Increase, Effect on postretirement benefit obligation	467
One-Percentage Point Decrease, Effect on postretirement benefit obligation	$ (433)